Commitments and contingencies - Income tax declaration for 2014 (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Aug. 11, 2023 USD ($)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	$ 20,500,000	S/ 5,438,000	$ 12,249,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized				$ 20,054,000	S/ 3,259,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized						$ 25,172,000	S/ 94,898,000